Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interests
20. Noncontrolling Interests
On October 20, 2021, Mirion Technologies, Inc. consummated its previously announced Business Combination pursuant to the Business Combination Agreement.
Before the Closing of the Business Combination, the Sellers had the option to elect to have their equity consideration issued as either shares of Class A common stock or Paired Interests. The Sellers receiving shares of Class B common stock also received one share of IntermediateCo Class B common stock per share of Class B common stock as a Paired Interest. Each of the shares of Class A common stock and each Paired Interest were valued at $10.00 per share for purposes of determining the aggregate number of shares issued to the Sellers. Holders of shares of our Class B common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors. If at any time the ratio at which shares of IntermediateCo Class B common stock are redeemable or exchangeable for shares of the Company’s our Class A common stock changes from one-for-one,
as the number of votes to which our Class B common stockholders are entitled will be adjusted accordingly. The holders of our the Company’s Class B common stock do not have cumulative voting rights in the election of directors. Except for transfers to us pursuant to the IntermediateCo Charter or to certain permitted transferees set forth in our Charter, paired interests may not be sold, transferred or otherwise disposed of.
The holders of IntermediateCo Class B common stock have the right to require IntermediateCo to redeem all or a portion of their IntermediateCo Class B common stock for, at the Company’s election, (1) newly issued shares of the Company’s Class A common stock on a one-for-one
basis or (2) a cash payment equal to the product of the number of shares of IntermediateCo Class B common stock subject to redemption and the arithmetic average of the closing stock prices for a share of the Company’s Class A common stock for each of three (3) consecutive full trading days ending on and including the last full trading day immediately prior to the date of redemption (subject to customary adjustments, including for stock splits, stock dividends and reclassifications). This redemption right is available upon the expiration of certain lockup restrictions after April 18, 2022.
At the Closing Date, the Company owned 100% of the voting shares (Class A) of IntermediateCo and approximately 96% of the non-voting
Class B shares. The Company recognizes a noncontrolling interest for the 8,560,540 shares, representing approximately 4% of the non-voting
Class B shares, of IntermediateCo that are not attributable to the Company.
As of December 31, 2021 noncontrolling interest was $90.8 million reflected in the Consolidated Statements of Stockholders’ Equity (Deficit).